Commitments and Contingencies - Schedule of Rent Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Straight-line rent expense	$ 83	$ 83	$ 166	$ 166	$ 332	$ 299
Contingent rent expense	75	78	164	155	281	266
Total rent expense	$ 158	$ 161	$ 330	$ 321	$ 613	$ 565